APPENDIX I




UNITED STATES
SECURITIES AND EXCHANGE COMMISSION


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Washington, D.C. 20549
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FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2






Read instructions at end of Form before preparing Form.
Please print or type.




1. Name and address of issuer:

THE MUNDER SERIES TRUST
480 Pierce Street
Birmingham  MI  48009


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

Munder S&P MidCap Index Equity Fund
Munder S&P SmallCap Index Equity Fund
Munder Institutional Money Market Fund
Liquidity Money Market Fund



3. Investment Company Act File Number:
           811-21294
   Securities Act File Number:
           333-102943


4(a).  Last day of fiscal year for which this Form is filed:

           December 31, 2005






4(b). Check box if this Form is being filed late (ie., more than 90 calendar days after the end of the fiscal year).
(See Instruction A.2)  _______



Note: If the Form is being filed late, interest must be paid on the registration fee due.





4(c). Check box if this is the last time the issuer will be
filing this Form.   _______




5. Calculation of registration fee:


(i)
Aggregate sale price of securities sold
during the fiscal year pursuant to
section 24(f):                                      $3,717,563,148




(ii)
Aggregate price of securities redeemed
 or repurchased during the fiscal year:             $3,499,624,490




(iii)
Aggregate price of securities redeemed
or repurchased during any prior fiscal
year ending no earlier than October
11, 1995 that were not previously used
 to reduce registration
fees payable to the Commission:                      $255,907,813




(iv)
Total available redemption credits
[add Item 5(ii) and 5(iii):                          $3,755,532,303




(v)
Net sales - If Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i) ]:               $ 0




(vi)
Redemption credits available for use in future
years - if Item 5(i) is less than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:                 $37,969,155




(vii)
Multiplier for determining registration fee (See
Instruction C.9):                                  x  $0.000107




(viii)
Registration fee due [multiply Item 5(v) by Item
 5(vii)] (enter 'O' if no fee is due):             =  $0



6. Prepaid Shares


If the response to item 5(i) was determined by deducting
 an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities
(number of shares or other units) deducted here:__________.
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_____________.





7.  'Interest due - if this Form is being filed
 more than 90 days after the end of the issuer's
fiscal year (see Instruction D):                     +  $0




8.  Total of the amount of the registration fee
due plus any interest due
[line 5(vii) plus line 7]:                           =  $0







9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:




Method of Delivery:

Wire Transfer

Mail or other means




SIGNATURES






This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title.)

/S/David Rumph


David Rumph


Assistant Treasurer


Date_03/17/2006______








Please print the name and title of the signing officer below the signature.